13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Tables)	12 Months Ended
Sep. 30, 2018
Tables/Schedules
Schedule of Financial Assets measured at fair value
As at September 30, 2018	Level 1	Level 2	Level 3	Total
Assets:
Cash	$6,599	$-	$-	$6,599

As at September 30, 2017	Level 1	Level 2	Level 3	Total
Assets:
Cash	$37,318	$-	$-	$37,318